American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
September 30, 2019

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	11,368	4,434,202
Air Freight and Logistics — 1.4%
CH Robinson Worldwide, Inc.	39,711	3,366,699
United Parcel Service, Inc., Class B	225,117	26,973,519
		30,340,218
Automobiles — 0.4%
Ford Motor Co.	897,300	8,219,268
Banks — 6.4%
Bank of America Corp.	792,578	23,119,500
BB&T Corp.	66,163	3,531,119
Comerica, Inc.	265,547	17,523,447
Fifth Third Bancorp	37,428	1,024,779
Huntington Bancshares, Inc.	440,567	6,286,891
JPMorgan Chase & Co.	429,810	50,584,339
Umpqua Holdings Corp.	63,042	1,037,671
Wells Fargo & Co.	718,568	36,244,570
		139,352,316
Beverages — 2.8%
Coca-Cola Co. (The)	506,188	27,556,875
PepsiCo, Inc.	236,462	32,418,940
		59,975,815
Biotechnology — 3.8%
AbbVie, Inc.	127,159	9,628,480
Amgen, Inc.	152,228	29,457,640
Biogen, Inc.(1)	83,078	19,342,220
Gilead Sciences, Inc.	375,859	23,821,943
		82,250,283
Building Products — 1.1%
Johnson Controls International plc	535,559	23,505,685
Capital Markets — 2.2%
Franklin Resources, Inc.	501,159	14,463,449
Janus Henderson Group plc	732,757	16,457,722
TD Ameritrade Holding Corp.	357,649	16,702,208
		47,623,379
Commercial Services and Supplies — 1.4%
Republic Services, Inc.	131,504	11,381,671
Waste Management, Inc.	175,240	20,152,600
		31,534,271
Communications Equipment — 2.4%
Cisco Systems, Inc.	738,397	36,484,196
Juniper Networks, Inc.	666,218	16,488,895
		52,973,091

Consumer Finance — 1.7%
Discover Financial Services	209,667	17,001,897
Synchrony Financial	600,679	20,477,147
		37,479,044
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	85,040	17,690,021
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	801,875	30,342,950
Verizon Communications, Inc.	682,096	41,171,315
		71,514,265
Electric Utilities — 0.4%
IDACORP, Inc.	71,802	8,089,931
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	106,606	17,568,669
Electronic Equipment, Instruments and Components — 0.8%
National Instruments Corp.	391,263	16,429,133
Entertainment — 0.4%
Take-Two Interactive Software, Inc.(1)	31,281	3,920,761
Walt Disney Co. (The)	32,445	4,228,232
		8,148,993
Equity Real Estate Investment Trusts (REITs) — 5.5%
Apple Hospitality REIT, Inc.	149,127	2,472,526
Brandywine Realty Trust	130,152	1,971,803
Corporate Office Properties Trust	427,680	12,736,310
EPR Properties	223,600	17,185,896
Healthcare Realty Trust, Inc.	218,687	7,326,014
Healthcare Trust of America, Inc., Class A	603,171	17,721,164
Industrial Logistics Properties Trust	238,863	5,075,839
Life Storage, Inc.	169,021	17,816,503
Mid-America Apartment Communities, Inc.	28,571	3,714,516
National Retail Properties, Inc.	80,210	4,523,844
Tanger Factory Outlet Centers, Inc.	828,081	12,818,694
Weingarten Realty Investors	574,522	16,735,826
		120,098,935
Food Products — 2.5%
Campbell Soup Co.	418,146	19,619,410
General Mills, Inc.	335,100	18,470,712
Hershey Co. (The)	111,220	17,237,988
		55,328,110
Health Care Equipment and Supplies — 1.4%
Medtronic plc	71,070	7,719,623
Stryker Corp.	109,130	23,604,819
		31,324,442
Health Care Providers and Services — 0.1%
UnitedHealth Group, Inc.	12,488	2,713,892
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	20,254	3,092,583
Hotels, Restaurants and Leisure — 2.1%
Darden Restaurants, Inc.	163,959	19,383,233

Starbucks Corp.	308,282	27,258,294
		46,641,527
Household Durables — 0.5%
Garmin Ltd.	122,626	10,385,196
Household Products — 3.8%
Colgate-Palmolive Co.	300,809	22,112,470
Kimberly-Clark Corp.	149,962	21,302,102
Procter & Gamble Co. (The)	312,138	38,823,724
		82,238,296
Insurance — 2.6%
MetLife, Inc.	468,264	22,083,330
Prudential Financial, Inc.	196,369	17,663,392
Unum Group	554,867	16,490,647
		56,237,369
Interactive Media and Services — 4.5%
Alphabet, Inc., Class A(1)	63,655	77,731,667
Facebook, Inc., Class A(1)	120,351	21,432,106
		99,163,773
Internet and Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)	35,014	60,781,153
eBay, Inc.	537,748	20,961,417
		81,742,570
IT Services — 3.8%
Amdocs Ltd.	265,207	17,532,835
International Business Machines Corp.	215,135	31,284,932
Mastercard, Inc., Class A	10,672	2,898,195
MAXIMUS, Inc.	44,009	3,400,135
PayPal Holdings, Inc.(1)	50,503	5,231,606
Visa, Inc., Class A	65,512	11,268,719
Western Union Co. (The)	467,987	10,843,259
		82,459,681
Machinery — 1.6%
Cummins, Inc.	113,115	18,400,417
Snap-on, Inc.	111,147	17,398,951
		35,799,368
Media — 0.9%
Comcast Corp., Class A	31,668	1,427,593
Interpublic Group of Cos., Inc. (The)	799,130	17,229,243
		18,656,836
Multiline Retail — 0.1%
Target Corp.	28,956	3,095,686
Oil, Gas and Consumable Fuels — 4.4%
Chevron Corp.	329,164	39,038,850
Exxon Mobil Corp.	137,534	9,711,276
HollyFrontier Corp.	386,197	20,715,607
Occidental Petroleum Corp.	76,365	3,395,952
Phillips 66	228,810	23,430,144
		96,291,829

Paper and Forest Products — 0.6%
Domtar Corp.	376,537	13,483,790
Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	140,790	7,139,461
Eli Lilly & Co.	218,523	24,437,427
Johnson & Johnson	332,217	42,982,236
Merck & Co., Inc.	425,011	35,777,426
Pfizer, Inc.	942,928	33,879,403
		144,215,953
Semiconductors and Semiconductor Equipment — 5.0%
Applied Materials, Inc.	268,998	13,423,000
Broadcom, Inc.	102,076	28,180,121
Intel Corp.	778,366	40,109,200
QUALCOMM, Inc.	348,170	26,558,408
		108,270,729
Software — 7.8%
Intuit, Inc.	51,347	13,655,221
LogMeIn, Inc.	135,487	9,614,158
Microsoft Corp.	770,646	107,142,913
Oracle Corp. (New York)	573,716	31,571,592
Zscaler, Inc.(1)	185,150	8,750,189
		170,734,073
Specialty Retail — 2.1%
AutoZone, Inc.(1)	7,463	8,094,519
Home Depot, Inc. (The)	161,965	37,579,119
		45,673,638
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	331,051	74,145,493
HP, Inc.	826,677	15,640,729
NetApp, Inc.	203,575	10,689,723
Seagate Technology plc	321,205	17,277,617
		117,753,562
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp.	84,901	8,105,498
Tobacco — 1.3%
Altria Group, Inc.	286,070	11,700,263
Philip Morris International, Inc.	205,363	15,593,213
		27,293,476
TOTAL COMMON STOCKS (Cost $1,618,564,231)		2,117,929,396
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $53,385,226), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $52,323,579)		52,320,963
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $8,810,607), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $8,633,204)		8,633,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	34,282	34,282
TOTAL TEMPORARY CASH INVESTMENTS (Cost $60,988,245)		60,988,245
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,679,552,476)		2,178,917,641
OTHER ASSETS AND LIABILITIES — 0.1%		2,763,416
TOTAL NET ASSETS — 100.0%		$2,181,681,057

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	292	December 2019	$14,600	$43,486,100	$(424,652)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,117,929,396	—	—
Temporary Cash Investments	34,282	60,953,963	—
	2,117,963,678	60,953,963	—
Liabilities
Other Financial Instruments
Futures Contracts	424,652	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.